Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Inventory
Schedule of Inventory
	December 31
	2023	2022
	NIS in thousands
Finished goods	60,468	50,140
Goods in process and dried inflorescence	45,001	89,993
Total inventory	105,469	140,133